Employees	12 Months Ended
Dec. 31, 2022
Employees

8. Employees

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022 Number	2021 Number	2020 Number
Number of employees
Average monthly number or persons (including directors) employed by the Group:
Research and development	70	61	66
Management, administration and operations	9	8	13
	79	69	79

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

8. Employees (continued)

Management includes employees who are involved in both research and development and administrative operations.

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	£	£	£
Staff costs – included in research and development
Wages and salaries	3,512,525	2,989,066	3,443,726
Social security costs	432,388	313,138	386,063
Pension costs – defined contribution	156,360	94,938	130,339
Share based payments	403,803	-	316,259
	4,505,076	3,397,142	4,276,387
Staff costs – included in administrative expenses
Wages and salaries	1,586,591	877,752	703,366
Social security costs	249,091	56,646	99,040
Pension costs – defined contribution	59,801	42,034	24,548
Share based payments	719,447	-	256,803
	2,614,930	976,432	1,083,757
Staff costs – combined
Wages and salaries	5,099,116	3,866,818	4,147,091
Social security costs	681,479	369,784	485,102
Pension costs – defined contribution	216,161	136,972	154,887
Share based payments	1,123,250	-	573,062
Total staff costs	7,120,006	4,373,574	5,360,142

Directors’ remuneration	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2022	2021	2020
	£	£	£
Directors’ remuneration in respect of qualifying services	1,203,537	1,046,324	967,651
Directors’ employer’s pension contributions	72,176	15,001	14,376
	1,275,713	1,061,325	982,027

The total remuneration of the highest paid or receivable by the highest paid director in the year ended December 31, 2022 was £443,817 (2021: £332,468 and 2020: £365,194). The Group pension contributions in respect of the highest paid director totaled £Nil for the year to December 31, 2022 (2021: £Nil and 2020: £Nil). The highest paid director did not exercise any share options in the period. No other directors exercised share options in the period.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)